Related party transactions (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Compensation of Key Management Personnel and Directors
Compensation of Key management personnel and Directors

	For the year ended

(Millions of Canadian dollars)	October 31 2022 (1)	October 31 2021
Salaries and other short-term employee benefits (2)	$27	$19
Post-employment benefits (3)	2	3
Share-based payments	40	35
	$69	$57

(1)
During the year ended October 31, 2022 certain executives, who were members of the Bank’s GE as at October 31, 2021, left the Bank and therefore were no longer part of KMP. Compensation for the year ended October 31, 2022 attributable to the former executives, including benefits and share-based payments relating to awards granted in prior years was $14 million.

(2)
Includes the portion of the annual variable short-term incentive bonus that certain executives elected to receive in the form of DSUs. Refer to Note 21 for further details. Directors receive retainers but do not receive salaries and other short-term employee benefits.

(3)	Directors do not receive post-employment benefits.

Summary of Stock Options, Stock Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members
Stock options, stock awards and shares held by Key management personnel, Directors and their close family members

	As at
	October 31, 2022 (1)		October 31, 2021 (2)

(Millions of Canadian dollars, except number of units)	No. of units held	Value	No. of units held	Value
Stock options (3)	2,409,294	$59	2,369,659	$81
Other non-option stock based awards (3)	914,496	115	983,004	127
RBC common and preferred shares	170,312	22	183,783	24
	3,494,102	$196	3,536,446	$232

(1)
During the year ended October 31, 2022 certain executives, who were members of the Bank’s
GE
as at October 31, 2021, left the Bank and therefore were no longer part of KMP. Total shareholdings and options held upon their departure wa
s 569,470

units with a value of $34

million.
(2)
During the year ended October 31, 2021 certain directors, who were members of the Board of Directors as at October 31, 2020, retired. Total shareholdings held upon their retirement wa
s 21,723 units with a value of $3 million.
(3)	Directors do not receive stock options or any other non-option stock based awards.

Summary of Other Transactions, Arrangements or Agreements Involving Joint Ventures and Associates
Other transactions, arrangements or agreements involving joint ventures and associates

	As at or for the year ended

(Millions of Canadian dollars)	October 31 2022	October 31 2021

Commitments and other contingencies	$829	$1,017
Other fees received for services rendered	50	48
Other fees paid for services received	107	108